INCOME TAXES - Schedule of Effective Income Tax Rates (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory federal income tax rate					$ (1,885)
Tax credits (federal):
Orphan drug credit					(1,331)
Other					(231)
Valuation allowance					2,203
Non-deductible or non-taxable items:
Share-based compensation					1,227
Other adjustments					17
Effective income tax rate	$ 1,324	$ 0	$ 1,324	$ 0	$ 0	$ 0
U.S. federal statutory income tax rate					21.00%	21.00%
State income taxes, net of federal income tax benefit						5.40%
Tax credits (federal):
Orphan drug credit					14.80%
Other					2.60%	(2.90%)
Tax credits						10.70%
Valuation allowance					(24.50%)	(34.20%)
Non-deductible or non-taxable items:
Share-based compensation					(13.70%)
Other adjustments					(0.20%)
Effective income tax rate					0.00%	0.00%